UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12
(This Form
N-CSR
relates solely to the Registrant’s PGIM Short Duration Muni Fund, PGIM US Real Estate Fund, PGIM Conservative Retirement Spending Fund, PGIM Enhanced Retirement Spending Fund and PGIM Moderate Retirement Spending Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2025

Date of reporting period:	3/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM US Real Estate Fund
Class A:
PJEAX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$134	1.27%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.
MF209EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2015 to March 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.94%	10.36%	5.72%
Class A without sales charges	11.05%	11.62%	6.32%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.33%

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	A
NASDAQ	PJEAX
CUSIP	744336603
MF209EA

PGIM US Real Estate Fund
Class C:
PJECX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$212	2.02%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.
MF209EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2015 to March 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.16%	10.77%	5.53%
Class C without sales charges	10.16%	10.77%	5.53%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.33%

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	C
NASDAQ	PJECX
CUSIP	744336801
MF209EC

PGIM US Real Estate Fund
Class Z:
PJEZX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$107	1.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.
MF209EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2015 to March 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.29%	11.90%	6.58%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.33%

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	Z
NASDAQ	PJEZX
CUSIP	744336884
MF209EZ

PGIM US Real Estate Fund
Class R6:
PJEQX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$107	1.01%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.
MF209ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2017 to March 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.32%	11.90%	7.93% (5/25/2017)
S&P 500 Index	8.25%	18.59%	13.29%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.88%

Since Inception returns are provided for the share class since it has less than
10
fiscal years of returns. Since Inception returns for the
Indexes
are measured from the month-end
closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM US Real Estate Fund

SHARE CLASS	R6
NASDAQ	PJEQX
CUSIP	744336751
MF209ER6

PGIM Short Duration Muni Fund
Class A:
PDSAX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$62	0.61%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.
MF222EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2015 to March 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales
charges.

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	0.40%	0.79%	1.39%
Class A without sales charges	2.71%	1.25%	1.62%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.61%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	A
NASDAQ	PDSAX
CUSIP	744336835
MF222EA

PGIM Short Duration Muni Fund
Class C:
PDSCX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$161	1.60%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.
MF222EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2015 to March 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	0.71%	0.37%	0.80%
Class C without sales charges	1.71%	0.37%	0.80%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.61%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	C
NASDAQ	PDSCX
CUSIP	744336827
MF222EC

PGIM Short Duration Muni Fund
Class Z:
PDSZX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$32	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.
MF222EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: March 31, 2015 to March 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.02%	1.56%	1.90%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.61%

*The Fund has added this broad-based index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	Z
NASDAQ	PDSZX
CUSIP	744336819
MF222EZ

PGIM Short Duration Muni Fund
Class R6:
PDSQX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$29	0.29%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.
MF222ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 25, 2017 to March 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	3.05%	1.60%	1.84% (5/25/2017)
Bloomberg Municipal Bond Index*	1.22%	1.07%	1.89%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Short Duration Muni Fund

SHARE CLASS	R6
NASDAQ	PDSQX
CUSIP	744336744
MF222ER6

PGIM Conservative Retirement Spending Fund
Class R6:
PGFCX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Conservative Retirement Spending Fund (the
“Fund”) for the period of April 3, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund— Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period was a tale of dual market environments around the globe. The post-COVID-19 inflation surge remained one of the defining macroeconomic trends in recent years. While central banks appeared to be approaching their inflation targets by late 2024, the path was marked by a slow and uneven adjustment process. US markets performed well during the last three quarters of 2024, outpacing international markets by a wide margin. However, this trend reversed in the first quarter of 2025 as international equities significantly outperformed their US counterparts. Early 2025 also saw heightened global market volatility, driven by US tariff threats, the eventual implementation of those tariffs, and rising concerns about potential trade wars. The CBOE Volatility Index remained above its long-run average of 19.5 for most of March.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 40% equities and non-traditional asset classes, and 60% bonds. Equities outperformed bonds by 3.4% during the period.
■
At the underlying fund level, the PGIM US Real Estate Fund (Class R6) was a key contributor to relative performance, as it significantly outperformed its benchmark index for the period.
■
The Fund’s allocations to fixed income overall were a drag on performance, as bonds trailed equities by 3.4% during the period. At the underlying fund level, the PGIM Jennison Global Infrastructure Fund (Class R6) and PGIM Quant Solutions Commodity Strategies Fund
(Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.
MF254ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 3, 2024 to March 31, 2025 Initial Investment of $10,000

Total Returns as of 3/31/2025
Since Inception (%)
Class R6	8.09% (4/3/2024)
S&P 500 Index*	8.25%
Bloomberg US Aggregate Bond Index*	4.88%
Conservative Retirement Spending Fund Custom Benchmark	7.19%
S&P Target Risk Conservative Index	5.70%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 5,208,683
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	13%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025
?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	43.5%
Affiliated Mutual Funds - Domestic Equity	24.8%
Affiliated Mutual Fund - Short-Term Investment	14.3%
Affiliated Mutual Funds - International Equity	12.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.5%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Conservative Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFCX
CUSIP	744336520
MF254ER6

PGIM Enhanced Retirement Spending Fund
Class R6:
PGFEX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Enhanced Retirement Spending Fund (the
“Fund”) for the period of April 3, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period was a tale of dual market environments around the globe. The post-COVID-19 inflation surge remained one of the defining macroeconomic trends in recent years. While central banks appeared to be approaching their inflation targets by late 2024, the path was marked by a slow and uneven adjustment process. US markets performed well during the last three quarters of 2024, outpacing international markets by a wide margin. However, this trend reversed in the first quarter of 2025 as international equities significantly outperformed their US counterparts. Early 2025 also saw heightened global market volatility, driven by US tariff threats, the eventual implementation of those tariffs, and rising concerns about potential trade wars. The CBOE Volatility Index remained above its long-run average of 19.5 for most of March.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 80% equities and non-traditional asset classes, and 20% bonds. Equities outperformed bonds by 3.4% during the period.
■
At the underlying fund level, the PGIM Jennison Small-Cap Core Equity Fund (Class R6), PGIM US Real Estate Fund (Class R6), and PGIM
Quant Solutions Emerging Markets Equity Fund (Class R6) were some of the key contributors to relative performance, as they significantly outperformed their respective benchmark indexes for the period.
■
The Fund’s allocations to fixed income overall were a drag on performance as bonds trailed equities by 3.4% during the period. At the underlying fund level, the PGIM Jennison Global Infrastructure Fund (Class R6) and PGIM Quant Solutions Commodity Strategies Fund
(Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.
MF254E12R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 3, 2024 to March 31, 2025 Initial Investment of $10,000

Total Returns as of 3/31/2025
Since Inception (%)
Class R6	8.45% (4/3/2024)
S&P 500 Index*	8.25%
Bloomberg US Aggregate Bond Index*	4.88%
Enhanced Retirement Spending Fund Custom Benchmark	7.05%
S&P Target Risk Moderate Index	5.89%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-end closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 5,355,526
Number of fund holdings	15
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	15%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	19.1%
Unaffiliated Exchange-Traded Fund - Fixed Income	4.0%
Affiliated Exchange-Traded Fund - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Enhanced Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFEX
CUSIP	744336496
MF254E12R6

PGIM Moderate Retirement Spending Fund
Class R6:
PGFMX
ANNUAL SHAREHOLDER REPORT – March 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Moderate Retirement Spending Fund (the
“Fund”) for the period of April 3, 2024 to March 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period was a tale of dual market environments around the globe. The post-COVID-19 inflation surge remained one of the defining macroeconomic trends in recent years. While central banks appeared to be approaching their inflation targets by late 2024, the path was marked by a slow and uneven adjustment process. US markets performed well during the last three quarters of 2024, outpacing international markets by a wide margin. However, this trend reversed in the first quarter of 2025 as international equities significantly outperformed their US counterparts. Early 2025 also saw heightened global market volatility, driven by US tariff threats, the eventual implementation of those tariffs, and rising concerns about potential trade wars. The CBOE Volatility Index remained above its long-run average of 19.5 for most of March.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 60% equities and non-traditional asset classes, and 40% bonds. Equities outperformed bonds by 3.4% during the period.
■
At the underlying fund level, the PGIM Jennison Small-Cap Core Equity Fund (Class R6) and PGIM US Real Estate Fund (Class R6) were some of the key contributors to relative performance, as they significantly outperformed their respective benchmark indexes for the period.
■
The Fund’s allocations to fixed income overall were a drag on performance, as bonds trailed equities by 3.4% during the period. At the underlying fund level, the PGIM Jennison Global Infrastructure Fund (Class R6) and PGIM Quant Solutions Commodity Strategies Fund
(Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.
MF254E1R6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: April 3, 2024 to March 31, 2025 Initial Investment of $10,000

Total Returns as of 3/31/2025
Since Inception (%)
Class R6	8.54% (4/3/2024)
S&P 500 Index*	8.25%
Bloomberg US Aggregate Bond Index*	4.88%
Moderate Retirement Spending Fund Custom Benchmark	7.42%
S&P Target Risk Conservative Index	5.70%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the month-
end
closest to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?

Fund’s net assets	$ 5,232,757
Number of fund holdings	14
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	14%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025
?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.7%
Affiliated Mutual Funds - Fixed Income	30.4%
Affiliated Mutual Funds - International Equity	22.8%
Affiliated Mutual Fund - Short-Term Investment	7.0%
Unaffiliated Exchange-Traded Fund - Fixed Income	6.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Moderate Retirement Spending Fund

SHARE CLASS	R6
NASDAQ	PGFMX
CUSIP	744336512
MF254E1R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended March 31, 2025, and March 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $129,774 and $ 69,642, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended March 31, 2025, and March 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended March 31, 2025, and March 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended March 31, 2025, and March 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended March 31, 2025	Fiscal Year Ended March 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2025, and March 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments –	The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11	(Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM US Real Estate Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM US Real Estate Fund	1
Notes to Financial Statements	12
Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Diversified REITs 3.2%

Essential Properties Realty Trust, Inc.	134,684	$4,396,086

Health Care REITs 17.6%

American Healthcare REIT, Inc.	127,094	3,850,948

Global Medical REIT, Inc.	241,950	2,117,062

Healthcare Realty Trust, Inc.	114,420	1,933,698

National Health Investors, Inc.	33,066	2,442,255

Welltower, Inc.	89,580	13,724,551

		24,068,514

Hotel & Resort REITs 2.2%

Ryman Hospitality Properties, Inc.	14,188	1,297,351

Sunstone Hotel Investors, Inc.	179,832	1,692,219

		2,989,570

Industrial REITs 14.4%

Americold Realty Trust, Inc.	145,081	3,113,438

First Industrial Realty Trust, Inc.	57,747	3,116,028

Prologis, Inc.	107,113	11,974,162

STAG Industrial, Inc.	43,672	1,577,433

		19,781,061

Office REITs 3.7%

Kilroy Realty Corp.	67,972	2,226,763

Piedmont Office Realty Trust, Inc. (Class A Stock)	159,219	1,173,444

SL Green Realty Corp.	28,160	1,624,832

		5,025,039

Residential REITs 13.5%

American Homes 4 Rent (Class A Stock)	28,972	1,095,431

Essex Property Trust, Inc.	23,385	7,169,140

Mid-America Apartment Communities, Inc.	29,927	5,015,167

UDR, Inc.	48,998	2,213,240

Veris Residential, Inc.	179,420	3,035,786

		18,528,764

Retail REITs 17.1%

Agree Realty Corp.	81,147	6,263,737

See Notes to Financial Statements.

PGIM US Real Estate Fund 1

Schedule of Investments (continued)

as of March 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs (cont’d.)

Brixmor Property Group, Inc.	80,213	$2,129,655

Curbline Properties Corp.	67,026	1,621,359

Realty Income Corp.	12,738	738,931

Regency Centers Corp.	53,425	3,940,628

Simon Property Group, Inc.	44,883	7,454,169

Urban Edge Properties	65,079	1,236,501

		23,384,980

Specialized REITs 26.4%

Digital Realty Trust, Inc.	29,142	4,175,757

EPR Properties	63,862	3,359,780

Equinix, Inc.	15,185	12,381,090

Extra Space Storage, Inc.	42,100	6,251,429

Iron Mountain, Inc.	45,988	3,956,807

National Storage Affiliates Trust	31,108	1,225,655

Public Storage	7,870	2,355,412

VICI Properties, Inc.	78,088	2,547,231

		36,253,161

TOTAL LONG-TERM INVESTMENTS
(cost $114,529,855)		134,427,175

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.488%) (cost $1,159,539)(wb)	1,159,539	1,159,539

TOTAL INVESTMENTS 98.9% (cost $115,689,394)		135,586,714

Other assets in excess of liabilities 1.1%		1,517,357

NET ASSETS 100.0%		$137,104,071

Below is a list of the abbreviation(s) used in the annual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

(wb) Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

2

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$4,396,086	$—	$—
Health Care REITs	24,068,514	—	—
Hotel & Resort REITs	2,989,570	—	—
Industrial REITs	19,781,061	—	—
Office REITs	5,025,039	—	—
Residential REITs	18,528,764	—	—
Retail REITs	23,384,980	—	—
Specialized REITs	36,253,161	—	—
Short-Term Investment
Affiliated Mutual Fund	1,159,539	—	—

Total	$135,586,714	$—	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2025 were as follows:

Specialized REITs	26.4%
Health Care REITs	17.6
Retail REITs	17.1
Industrial REITs	14.4
Residential REITs	13.5
Office REITs	3.7
Diversified REITs	3.2
Hotel & Resort REITs	2.2

Affiliated Mutual Fund	0.8%

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

PGIM US Real Estate Fund 3

Statement of Assets and Liabilities

as of March 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $114,529,855)	$134,427,175
Affiliated investments (cost $1,159,539)	1,159,539
Receivable for investments sold	706,475
Receivable for Fund shares sold	675,420
Dividends receivable	517,928
Tax reclaim receivable	1,635
Prepaid expenses	1,092

Total Assets	137,489,264

Liabilities

Payable for Fund shares purchased	231,955
Management fee payable	61,441
Audit fee payable	29,105
Custodian and accounting fees payable	17,035
Professional fees payable	15,911
Accrued expenses and other liabilities	12,642
Transfer agent fee payable	10,871
Affiliated transfer agent fee payable	3,858
Distribution fee payable	2,375

Total Liabilities	385,193

Net Assets	$137,104,071

Net assets were comprised of:
Shares of beneficial interest, at par	$8,880
Paid-in capital in excess of par	127,903,312
Total distributable earnings (loss)	9,191,879

Net assets, March 31, 2025	$137,104,071

See Notes to Financial Statements.

4

Class A

Net asset value and redemption price per share,
($4,979,436 ÷ 323,075 shares of beneficial interest issued and outstanding)	$15.41
Maximum sales charge (5.50% of offering price)	0.90

Maximum offering price to public	$16.31

Class C

Net asset value, offering price and redemption price per share,
($1,510,896 ÷ 101,310 shares of beneficial interest issued and outstanding)	$14.91

Class Z

Net asset value, offering price and redemption price per share,
($79,356,270 ÷ 5,136,919 shares of beneficial interest issued and outstanding)	$15.45

Class R6

Net asset value, offering price and redemption price per share,
($51,257,469 ÷ 3,318,670 shares of beneficial interest issued and outstanding)	$15.45

See Notes to Financial Statements.

PGIM US Real Estate Fund 5

Statement of Operations

Year Ended March 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$3,683,868
Affiliated dividend income	50,191
Affiliated income from securities lending, net	1,303

Total income	3,735,362

Expenses
Management fee	938,565
Distribution fee(a)	27,241
Transfer agent’s fees and expenses (including affiliated expense of $17,586)(a)	112,563
Commitment fees	77,198
Registration fees(a)	48,871
Custodian and accounting fees	45,582
Professional fees	39,212
Audit fee	29,104
Shareholders’ reports	29,068
Trustees’ fees	11,220
Miscellaneous	39,234

Total expenses	1,397,858
Less: Fee waiver and/or expense reimbursement(a)	(103,863)
Distribution fee waiver(a)	(2,399)

Net expenses	1,291,596

Net investment income (loss)	2,443,766

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $(663))	2,087,763
In-kind redemptions(1)	1,684,761
Net change in unrealized appreciation (depreciation) on investments	7,124,007

Net gain (loss) on investment transactions	10,896,531

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,340,297

(1) See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	14,394	12,847	—	—
Transfer agent’s fees and expenses	12,528	3,647	86,714	9,674
Registration fees	9,686	12,201	19,290	7,694
Fee waiver and/or expense reimbursement	(19,810)	(15,234)	(68,819)	—
Distribution fee waiver	(2,399)	—	—	—

See Notes to Financial Statements.

6

Statements of Changes in Net Assets

	Year Ended
	March 31,
	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,443,766	$1,835,058
Net realized gain (loss) on investment transactions	3,772,524	(916,379)
Net change in unrealized appreciation (depreciation) on investments	7,124,007	10,181,609

Net increase (decrease) in net assets resulting from operations	13,340,297	11,100,288

Dividends and Distributions
Distributions from distributable earnings
Class A	(80,466)	(72,629)
Class C	(12,926)	(11,617)
Class Z	(1,442,668)	(939,425)
Class R6	(880,350)	(484,016)

	(2,416,410)	(1,507,687)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	111,478,230	64,448,023
Net asset value of shares issued in reinvestment of dividends and distributions	2,165,609	1,362,141
Cost of shares purchased	(100,233,566)	(26,698,161)

Net increase (decrease) in net assets from Fund share transactions	13,410,273	39,112,003

Total increase (decrease)	24,334,160	48,704,604

Net Assets:

Beginning of year	112,769,911	64,065,307

End of year	$137,104,071	$112,769,911

See Notes to Financial Statements.

PGIM US Real Estate Fund 7

Financial Highlights

Class A Shares
	Year Ended March 31,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.12		$12.74		$16.68		$14.23	$10.60
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.24		0.25		0.16	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.28		1.37		(3.77)		3.92	3.66
Total from investment operations	1.54		1.61		(3.52)		4.08	3.80
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.23)		(0.25)		(0.12)	(0.17)
Distributions from net realized gains	-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.25)		(0.23)		(0.42)		(1.63)	(0.17)
Net asset value, end of year	$15.41		$14.12		$12.74		$16.68	$14.23
Total Return(b):	11.05%		12.81%		(21.08)%		28.70%	36.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,979		$4,490		$4,317		$7,648	$5,849
Average net assets (000)	$4,798		$4,155		$5,402		$6,774	$5,881
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.27	%(d)	1.26	%(d)	1.26	%(d)	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.73%		1.85%		1.77	%(d)	1.66%	1.92%
Net investment income (loss)	1.75%		1.84%		1.84%		0.98%	1.18%
Portfolio turnover rate(e)	118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

8

Class C Shares
	Year Ended March 31,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$13.68		$12.36		$16.21		$13.88	$10.35
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.14		0.14		0.04	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.23		1.32		(3.66)		3.82	3.56
Total from investment operations	1.38		1.46		(3.52)		3.86	3.61
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.14)		(0.16)		(0.02)	(0.08)
Distributions from net realized gains	-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.15)		(0.14)		(0.33)		(1.53)	(0.08)
Net asset value, end of year	$14.91		$13.68		$12.36		$16.21	$13.88
Total Return(b):	10.16%		11.95%		(21.62)%		27.77%	35.04%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,511		$1,298		$1,129		$2,085	$990
Average net assets (000)	$1,285		$1,027		$1,513		$1,599	$1,031
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.02	%(d)	2.01	%(d)	2.01	%(d)	2.00%	2.00%
Expenses before waivers and/or expense reimbursement	3.21%		3.18%		2.75	%(d)	2.84%	3.33%
Net investment income (loss)	1.06%		1.14%		1.08%		0.28%	0.43%
Portfolio turnover rate(e)	118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 9

Financial Highlights (continued)

Class Z Shares
	Year Ended March 31,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.16		$12.77		$16.71		$14.25	$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.29		0.31		0.28		0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.29		1.34		(3.78)		3.91	3.65
Total from investment operations	1.58		1.65		(3.50)		4.13	3.83
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.26)		(0.27)		(0.16)	(0.20)
Distributions from net realized gains	-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.29)		(0.26)		(0.44)		(1.67)	(0.20)
Net asset value, end of year	$15.45		$14.16		$12.77		$16.71	$14.25
Total Return(b):	11.29%		13.14%		(20.87)%		29.05%	36.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$79,356		$70,462		$36,692		$77,967	$24,856
Average net assets (000)	$72,669		$49,602		$49,433		$44,164	$21,999
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01	%(d)	1.01	%(d)	1.01	%(d)	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.10%		1.12%		1.16	%(d)	1.16%	1.42%
Net investment income (loss)	1.94%		2.33%		2.03%		1.34%	1.44%
Portfolio turnover rate(e)	118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

10

Class R6 Shares
	Year Ended March 31,
	2025		2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.16		$12.77		$16.71		$14.25	$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.31		0.30		0.28		0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		1.35		(3.78)		3.91	3.65
Total from investment operations	1.58		1.65		(3.50)		4.13	3.83
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.26)		(0.27)		(0.16)	(0.20)
Distributions from net realized gains	-		-		(0.17)		(1.51)	-
Total dividends and distributions	(0.29)		(0.26)		(0.44)		(1.67)	(0.20)
Net asset value, end of year	$15.45		$14.16		$12.77		$16.71	$14.25
Total Return(b):	11.32%		13.14%		(20.87)%		29.05%	36.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$51,257		$36,521		$21,927		$13,596	$3,396
Average net assets (000)	$46,391		$25,937		$18,301		$9,125	$2,559
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01	%(d)	1.01	%(d)	1.01	%(d)	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.01%		1.02%		1.07	%(d)	1.10%	1.65%
Net investment income (loss)	2.02%		2.28%		2.12%		1.30%	1.46%
Portfolio turnover rate(e)	118%		94%		156%		132%	246%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended March 31, 2025 and interest expense on borrowings from the Syndicated Credit Agreement and non-recurring expenses of 0.01% and 0.01% for the years ended March 31, 2024 and 2023, respectively which are being excluded from the Fund’s contractual waiver, if applicable.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund 11

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment

12

and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

PGIM US Real Estate Fund 13

Notes to Financial Statements (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

14

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon

PGIM US Real Estate Fund 15

Notes to Financial Statements (continued)

liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

16

GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% on average daily net assets up to and including $1 billion;	0.75%
0.73% on the next $2 billion of average daily net assets;
0.71% on the next $2 billion of average daily net assets;
0.70% on the next $5 billion of average daily net assets;
0.69% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through July 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp

PGIM US Real Estate Fund 17

Notes to Financial Statements (continued)

duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.25%
C	2.00
Z	1.00
R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through July 31, 2026 to limit such fees on certain classes based on the average net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the year ended March 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”)

18

imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$21,124	$ —
C	—	550

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended March 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$182,152,188	$148,229,518

PGIM US Real Estate Fund 19

Notes to Financial Statements (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended March 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(1)(wb)
$918,594	$72,777,237	$72,536,292	$—	$ —	$1,159,539	1,159,539	$50,191

PGIM Institutional Money Market Fund (7-day effective yield 4.548%)(1)(b)(wb)

—	19,950,039	19,949,376	—	(663)	—	—	1,303	(2)

$918,594	$92,727,276	$92,485,668	$—	$(663)	$1,159,539		$51,494

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund. The adjustments were due to redemptions in kind adjustments.

For the year ended March 31, 2025, the adjustments were as follows:

Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

$(1,604,880)	$1,604,880

For the year ended March 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$2,416,410	$—	$—	$2,416,410

20

For the year ended March 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$1,507,687	$—	$—	$1,507,687

For the year ended March 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$746,379	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$117,507,496	$21,200,650	$(3,121,432)	$18,079,218

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$9,634,000	$1,570,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for

PGIM US Real Estate Fund 21

Notes to Financial Statements (continued)

shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	28,240	0.5%

R6	84,928	2.6

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	7	82.3

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended March 31, 2025:
Shares sold	55,624	$864,422
Shares issued in reinvestment of dividends and distributions	5,498	80,320
Shares purchased	(57,915)	(882,387)
Net increase (decrease) in shares outstanding before conversion	3,207	62,355
Shares issued upon conversion from other share class(es)	4,182	62,485
Shares purchased upon conversion into other share class(es)	(2,192)	(32,939)
Net increase (decrease) in shares outstanding	5,197	$91,901

22

Share Class	Shares	Amount

Year ended March 31, 2024:
Shares sold	40,378	$546,057
Shares issued in reinvestment of dividends and distributions	5,711	72,447
Shares purchased	(69,901)	(909,562)
Net increase (decrease) in shares outstanding before conversion	(23,812)	(291,058)
Shares issued upon conversion from other share class(es)	3,433	45,275
Shares purchased upon conversion into other share class(es)	(562)	(7,420)
Net increase (decrease) in shares outstanding	(20,941)	$(253,203)

Class C
Year ended March 31, 2025:
Shares sold	46,279	$706,709
Shares issued in reinvestment of dividends and distributions	924	12,926
Shares purchased	(28,502)	(401,349)
Net increase (decrease) in shares outstanding before conversion	18,701	318,286
Shares purchased upon conversion into other share class(es)	(12,252)	(183,947)
Net increase (decrease) in shares outstanding	6,449	$134,339

Year ended March 31, 2024:
Shares sold	35,135	$451,362
Shares issued in reinvestment of dividends and distributions	941	11,617
Shares purchased	(29,062)	(361,612)
Net increase (decrease) in shares outstanding before conversion	7,014	101,367
Shares purchased upon conversion into other share class(es)	(3,543)	(45,275)
Net increase (decrease) in shares outstanding	3,471	$56,092

Class Z
Year ended March 31, 2025:
Shares sold	5,058,310	$76,968,835
Shares issued in reinvestment of dividends and distributions	81,031	1,192,013
Shares purchased	(5,003,035)	(75,449,239)
Net increase (decrease) in shares outstanding before conversion	136,306	2,711,609
Shares issued upon conversion from other share class(es)	22,984	369,496
Net increase (decrease) in shares outstanding	159,290	$3,081,105

Year ended March 31, 2024:
Shares sold	3,055,872	$39,835,169
Shares issued in reinvestment of dividends and distributions	62,719	794,061
Shares purchased	(902,441)	(11,720,163)
Net increase (decrease) in shares outstanding before conversion	2,216,150	28,909,067
Shares issued upon conversion from other share class(es)	560	7,420
Shares purchased upon conversion into other share class(es)	(112,581)	(1,472,564)
Net increase (decrease) in shares outstanding	2,104,129	$27,443,923

PGIM US Real Estate Fund 23

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class R6
Year ended March 31, 2025:
Shares sold	2,219,144	$32,938,264
Shares issued in reinvestment of dividends and distributions	59,701	880,350
Shares purchased	(1,527,013)	(23,500,591)
Net increase (decrease) in shares outstanding before conversion	751,832	10,318,023
Shares purchased upon conversion into other share class(es)	(13,133)	(215,095)
Net increase (decrease) in shares outstanding	738,699	$10,102,928

Year ended March 31, 2024:
Shares sold	1,768,209	$23,615,435
Shares issued in reinvestment of dividends and distributions	38,078	484,016
Shares purchased	(1,056,071)	(13,706,824)
Net increase (decrease) in shares outstanding before conversion	750,216	10,392,627
Shares issued upon conversion from other share class(es)	112,581	1,472,564
Net increase (decrease) in shares outstanding	862,797	$11,865,191

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

24

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended March 31, 2025. The average daily balance for the 37 days that the Fund had loans outstanding during the period was approximately $3,196,324, borrowed at a weighted average interest rate of 6.41%. The maximum loan outstanding amount during the period was $21,161,000. At March 31, 2025, the Fund did not have an outstanding loan amount.

9.	Redemption In-kind

As of the close of business on August 29, 2024, the Fund settled the redemption of fund Class Z shares by delivering to an affiliate portfolio securities and other assets. The value of such securities and other assets that were transferred in-kind was $21,053,270.

In-kind redemption gains and losses are excluded in the calculation of taxable gain (loss) for federal income tax purposes.

10.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM US Real Estate Fund 25

Notes to Financial Statements (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID - 19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and / or

26

government intervention. They may also cause short - or long - term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their

PGIM US Real Estate Fund 27

Notes to Financial Statements (continued)

exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate

28

investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

PGIM US Real Estate Fund 29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 12 and Shareholders of PGIM US Real Estate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM US Real Estate Fund (one of the funds constituting Prudential Investment Portfolios 12, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

May 16, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

30

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Short Duration Muni Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short Duration Muni Fund	1

Notes to Financial Statements	28

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 102.0%

MUNICIPAL BONDS

Alabama 4.5%

Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	2,365	$2,377,887
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	1,440	1,427,752
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	2,000	2,077,133
Proj. No. 5, Series A-1, (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	170	170,616
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	1,000	997,933
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	500	503,780
Jefferson Cnty. Swr. Rev.,
Revenue Warrants, Rfdg.	5.000	10/01/33	1,000	1,088,581
Selma Indl. Dev. Brd. Rev.,
Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	400	398,129
Southeast Alabama Gas Sply. Dist. Rev.,
Proj. No. 2, Series B, Rfdg. (Mandatory put date 05/01/32)	5.000(cc)	06/01/49	895	940,260

				9,982,071

Alaska 0.5%

Alaska St.,
Series A, GO,Rfdg.(hh)USD	5.000	08/01/34	1,000	1,125,069

Arizona 3.4%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B (Mandatory put date 10/01/24)	4.480(cc)	01/01/37	2,480	2,451,864
Arizona Indl. Dev. Auth. Rev.,
The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	1,500	1,546,520
Chandler Indl. Dev. Auth. Rev.,
Intel Corp. Proj., AMT, (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	1,250	1,250,781
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr. Proj., Rfdg.	4.000	07/01/26	665	663,696
Reid Traditional Sch. Proj.	4.000	07/01/26	210	210,434

See Notes to Financial Statements.

PGIM Short Duration Muni Fund 1

Schedule of Investments (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.250%	12/01/26	1,275	$1,309,366

				7,432,661

California 7.2%

California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series B-2 (Mandatory put date 08/01/31)	3.320(cc)	02/01/52	1,000	897,893
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	130	129,778
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	172
California Sch. Fin. Auth. Rev.,
Green Dot Pub. Sch. Proj., Series A, 144A	4.000	08/01/25	135	135,040
KIPP Proj., Series A, 144A	3.625	07/01/25	75	75,039
Long Beach Bond Fin. Auth. Rev.,
Natural Gas, Series B	4.522(cc)	11/15/27	700	696,214
Los Angeles Dept. Arpts. Rev.,
Sustainable Bonds, Sub. Private Activity, Series A, Rfdg.(hh)	5.000	05/15/31	1,300	1,383,388
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	502,894
Per. Sys., Series A-2, FRDD	3.850(cc)	07/01/51	2,600	2,600,000
Per. Sys., Series A-3, FRDD	3.710(cc)	07/01/51	1,500	1,500,000
Pwr. Sys., Series A, Rfdg.	5.000	07/01/27	760	769,199
Series A, Rfdg.	5.000	07/01/26	580	592,715
Series B, Rfdg.	5.000	07/01/26	175	178,345
Series D, Rfdg.	5.000	07/01/26	620	631,787
Sub. Series B-3, Rmkt. Rfdg., FRDD	3.850(cc)	07/01/34	2,800	2,800,000
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A	5.000	07/01/26	425	434,764
Los Angeles Rev.,
TRANS	5.000	06/26/25	1,655	1,662,733
Los Angeles Unif. Sch. Dist.,
Series A, GO, Rfdg.	5.000	07/01/25	1,000	1,005,966
Sanger Unif. Sch. Dist.,
Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	60	60,003

				16,055,930

See Notes to Financial Statements.

2

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado 3.4%

Colorado Hlth. Facs. Auth. Rev.,
AdventHealth Oblig. Grp., Series A, (Mandatory put date 11/15/29)	5.000%(cc)	11/15/59	940	$1,011,789
CommonSpirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	390	399,241
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	1,430	1,432,131
Covenant Living Communities & Svcs., Rfdg.(hh)	5.000	12/01/30	1,000	1,075,641
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, AMT, Rfdg.	5.000	11/15/32	1,000	1,076,611
Sub. Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,064,744
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj, Series A, Rfdg.	5.000	07/15/27	620	641,379
University of Colorado Rev.,
University Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	780	761,166

				7,462,702

Connecticut 1.5%

Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,175	1,228,214
Norwalk Hsg. Auth. Rev.,
Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	1,000	1,000,627
Stamford Hsg. Auth. Rev.,
Mozaic Concierge Living Proj., Series D(hh)	4.250	10/01/30	1,200	1,198,767

				3,427,608

Delaware 0.1%

Delaware St. Econ. Dev. Auth. Rev.,
Newark Chart. Sch., Series A, Rfdg.	2.800	09/01/26	120	119,251

District of Columbia 1.9%

Dist. of Columbia Rev.,
KIPP Proj.	5.000	07/01/25	270	270,890
KIPP Proj., Series B, Rfdg.	5.000	07/01/37	1,380	1,406,016
Proj., Series B, Rfdg.	5.000	07/01/27	220	226,712
Metropolitan Washington Arpts. Auth. Avtn. Rev.,
Series A, AMT, Rfdg.	5.000	10/01/28	520	546,492
Series A, Rfdg., AMT	5.000	10/01/33	1,580	1,690,509

				4,140,619

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  3

Schedule of Investments (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida 9.1%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000%	10/01/26	500	$503,462
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	5.000	07/01/38	1,620	1,654,841
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	1,000	1,001,436
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/32	1,160	1,185,090
Series A, AMT	5.000	10/01/28	3,350	3,511,678
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Series A, AMT	5.000	10/01/29	1,230	1,300,719
Lakewood Ranch Stewardship Dist.,
Spl. Assmt.	4.250	05/01/25	100	100,029
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	302,105
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	100,215
Lee Cnty. Arpt. Rev.,
Series A, AMT, Rfdg.	5.000	10/01/28	1,000	1,046,560
Myrtle Creek Impvt. Dist.,
Spl. Assmt., Series A, BAM, Rfdg.	4.000	05/01/27	535	539,209
Orange Cnty. Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	270	278,033
Orlando Healthcare Oblig. Grp., Series B, Rfdg.	5.000	10/01/25	2,530	2,557,518
Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	2,540	2,294,778
Pasco Cnty. Rev.,
H. Lee Moffitt Cancer Ctr. Proj., Series A, AGM	5.250	09/01/25	100	100,925
St. John’s Cnty. Hsg. Fin. Auth. Rev.,
Oaks at St. John, Series A (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	1,000,239
Tallahassee Rev.,
Memorial HealthCare, Inc. Proj., Series A	5.000	12/01/25	550	556,332
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/26	210	211,785
Vlg. CDD No. 7,
Spl. Assmt., Rfdg.	4.000	05/01/25	1,605	1,606,083
Spl. Assmt., Rfdg.	4.000	05/01/26	245	245,181

				20,096,218

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia 3.3%

Atlanta Arpt. Passenger Facs. Charge Rev.,
Sub-Lien, Sustainable Bonds, Series E, AMT	5.000%	07/01/33	1,265	$1,352,694
Burke Cnty. Dev. Auth. Rev.,
Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	565	571,073
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 06/01/30)	5.000(cc)	06/01/53	1,000	1,050,650
Series C (Mandatory put date 12/01/31)	5.000(cc)	12/01/54	500	527,882
Series D (Mandatory put date 04/01/31)	5.000(cc)	04/01/54	1,750	1,851,953
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	1,250	1,323,208
Muni. Elec. Auth. of Georgia Rev.,
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	585	594,021

				7,271,481

Hawaii 0.8%

Honolulu City & Cnty. Wstewtr. Sys. Rev.,
Jr. 2nd Bond Resolution, Series A, Rfdg.(hh)	5.000	07/01/34	1,500	1,690,555

Idaho 0.5%

Idaho Hsg. & Fin. Association Rev.,
Series A	5.000	08/15/39	1,115	1,217,101

Illinois 8.1%

Chicago O’Hare Int’l. Arpt. Rev.,
Series C, AMT, Rfdg.	5.000	01/01/34	500	527,074
Illinois Fin. Auth. Rev.,
Advocate Healthcare Network, Series A-3, Rfdg.	5.000	11/01/30	725	758,104
Advocate Healthcare Proj., Series A-1, Rfdg.	4.000	11/01/30	760	772,202
The Carle Foundation, Series A, Rfdg.	5.000	08/15/25	330	332,554
Illinois St.,
Series A, GO	5.000	11/01/25	1,625	1,643,001
Series B, GO	5.000	05/01/25	670	670,957
Series B, GO	5.000	05/01/31	1,490	1,603,627
Series D, GO	5.000	11/01/26	820	843,445
Series D, GO, Rfdg.	5.000	07/01/36	1,100	1,171,834
Illinois St. Sales Tax Rev.,
Build Illinois Bonds, Jr. Oblig., Series C, Rfdg.	5.000	06/15/26	1,935	1,982,661
Jr. Series D, BAM, Rfdg.	5.000	06/15/25	1,325	1,330,759
Sub. Series C, Rfdg.	4.000	06/15/26	1,000	1,009,601
Railsplitter Tob. Settlement Auth. Rev.,
ETM(ee)	5.000	06/01/25	265	265,741

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  5

Schedule of Investments (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Railsplitter Tob. Settlement Auth. Rev., (cont’d.)
ETM(ee)	5.000%	06/01/26	2,935	$2,999,338
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	375	384,469
Sales Tax Secur. Corp. Rev.,
Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,049,790
Sr. Series D	5.000	01/01/35	600	646,000

				17,991,157

Indiana 3.3%

Indiana Fin. Auth. Rev.,
1st Lien, CWA Autho. Proj., Series 2024 A, Rfdg.	5.000	10/01/41	1,500	1,622,048
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	1,305	1,323,978
Indiana Univ. Hlth. Oblig. Grp., Series B (Mandatory put date 07/01/25)	2.250(cc)	12/01/58	500	498,363
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	745	783,250
Pwr. & Light Co. Proj., Series A, Rfdg.	1.400	08/01/29	1,000	891,487
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
Indianapolis Arpt. Auth. Proj., Series I2, AMT, Rfdg.	5.000	01/01/32	1,510	1,619,749
Rockport Rev.,
Pwr. Co. Proj., Series A, Rfdg.	3.050	06/01/25	500	499,733

				7,238,608

Kentucky 3.9%

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	2,725	2,726,157
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	1,500	1,585,505
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	2,000	1,994,558
Series B, Rfdg. (Mandatory put date 08/01/32)	5.000(cc)	01/01/55	1,000	1,062,774
Kentucky Turnpike Auth. Rev.,
Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	600	616,851
Trimble Cnty. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	750	689,000

				8,674,845

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Louisiana 0.5%

Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000%(cc)	10/01/43	1,000	$1,006,766

Maryland 0.4%

Maryland Comnty. Dev. Admin. Rev.,
Sustainable Bonds, Vlg. at Marley Station, Series D-2	3.300	01/01/29	1,000	992,853

Massachusetts 1.5%

Massachusetts Dev. Fin. Agcy. Rev.,
Boston Univ. Issue, Series B-1, Rfdg.	5.000	10/01/35	1,100	1,262,017
Series B, Rfdg.	4.000	02/15/36	1,000	1,053,076
Massachusetts Edl. Fing. Auth. Rev.,
Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,037,308

				3,352,401

Michigan 1.1%

Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	500	525,457
Michigan St.,
Environmental Prog., Series A, GO	5.000	12/01/25	55	55,091
Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	1,800	1,800,104

				2,380,652

Minnesota 0.4%

Minnesota Rural Wtr. Fin. Auth., Inc. Rev.,
Rfdg., BANS	3.300	08/01/26	1,000	1,001,102

Mississippi 0.2%

Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	495,905

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  7

Schedule of Investments (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri 0.6%

Kansas City Ind’l. Dev. Auth. Rev.,
Int’l Arpt. Term. Modernization Proj., Series B, AMT	5.000%	03/01/30	1,000	$1,044,948
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series B, Rfdg., (Mandatory put date 05/01/26)	4.000(cc)	05/01/51	335	338,147

				1,383,095

Nebraska 0.5%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	1,000	1,045,273

Nevada 0.1%

Clark Cnty. Dept. Avtn. Rev.,
Sub. Series B, AMT, Rfdg.	5.000	07/01/27	140	144,871

New Hampshire 1.6%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150(cc)	10/20/40	1,000	957,935
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	700	685,840
Silverado Proj., 144A	5.000	12/01/28	1,000	1,000,229
Tamarron Proj., 144A	5.250	12/01/35	1,000	997,789

				3,641,793

New Jersey 3.6%

New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co. Inc. Proj., Series E, AMT, Rfdg.	0.850	12/01/25	600	591,530
Series SSS, Rfdg.	5.250	06/15/39	400	439,416
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series A, Rfdg.	5.250	06/15/39	1,000	1,105,030
South Jersey Trans. Auth. Rev.,
Series A, Rfdg., BAM	5.000	11/01/38	1,000	1,085,083
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/25	2,045	2,050,278
Series A, Rfdg.	5.000	06/01/26	1,745	1,780,433
Series A, Rfdg.	5.000	06/01/29	150	157,052

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

Tob. Settlement Fing. Corp. Rev., (cont’d.)
Series A, Rfdg.	5.000%	06/01/31	500	$519,527
Series A, Rfdg.	5.000	06/01/36	235	240,513

				7,968,862

New Mexico 0.6%

Farmington Rev.,

4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,343,292

New York 13.7%

Empire St. Dev. Corp. Rev.,
Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,713,762
Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,410,025
Long Island Pwr. Auth. Rev.,
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	2,000	1,941,259
Metropolitan Trans. Auth. Rev.,
Series D, Rfdg.	5.000	11/15/32	1,710	1,787,469
New York,
Fiscal 2025, Multi Modal, Series F, GO, Rfdg.	5.000	08/01/34	750	840,467
New York City Hsg. Dev. Corp. Rev.,
245 East 124th Street, Rmkt. (Mandatory Put Date 10/01/29)	2.100(cc)	11/01/46	1,500	1,380,832
8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	2,000	2,029,525
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Series EE-1, Rfdg., FRDD	3.700(cc)	06/15/45	1,320	1,320,000
2nd Gen Resolution, Series EE-2, Rfdg., FRDD	3.700(cc)	06/15/45	1,575	1,575,000
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,029,648
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Fiscal 1999, Sub. Series E-1	5.000	02/01/36	1,000	1,024,940
Sub. Series A-2	5.000	08/01/38	2,505	2,573,000
New York City Trans. Fin. Auth. Rev.,
Fiscal 2025, Sub. Series G-1, Rfdg.	5.000	11/01/32	500	557,200
MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,096,960
Sub. Bonds, Series E	5.000	11/01/36	1,000	1,109,626
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	1,000	925,669
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.250	03/15/37	500	530,290

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  9

Schedule of Investments (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York St. Hsg. Fin. Agcy. Rev.,
320 West 38th Street Hsg., Series A, (Mandatory put date 11/01/31)	3.570%(cc)	05/01/42	2,250	$2,215,168
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory Put Date 04/01/32)	3.600(cc)	11/01/44	1,200	1,191,928
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	200	201,945
Port Auth. of NY & NJ Rev.,
Series 246, AMT, Rfdg.	5.000	09/01/30	1,175	1,253,932
Rockland Cnty. Indl. Dev. Agcy. Rev.,
Rockland Gardens Proj. (Mandatory put date 05/01/25)	4.650(cc)	05/01/27	400	400,228
Triborough Bridge & Tunnel Auth. Rev.,
Series A-2, Rfdg., (Mandatory put date 05/15/26)	2.000(cc)	05/15/45	1,000	982,177
TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.000	12/01/34	1,000	1,132,510
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/25	235	235,552

				30,459,112

North Carolina 1.2%

Charlotte Arpt. Rev.,
Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,190,941
Cumberland Cnty. Indl. Facs. & Pollution Ctl. Fin.
Auth. Rev.,
Proj. Aero, AMT (Mandatory put date 11/01/25)	3.750(cc)	12/01/27	1,500	1,498,484

				2,689,425

Ohio 2.5%

Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,403,586
Cuyahoga Cnty. Rev.,
MetroHealth Sys., Rfdg.	4.000	02/15/29	1,200	1,173,352
Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 08/01/30)	5.000(cc)	02/01/55	500	527,020
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	481,027
Duke Energy Corp. Proj., Series A, AMT, Rfdg., (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	2,000	2,021,633

				5,606,618

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma 1.2%

Oklahoma Dev. Fin. Auth. Rev.,
Integris, Series A, Rfdg.	5.000%	08/15/25	375	$377,248
Univ. of Oklahoma Med. Proj., Series B	5.000	08/15/29	1,100	1,126,546
Oklahoma Tpke. Auth. Rev.,
Sr. Bonds, Series B, Rfdg.(hh)	5.000	01/01/32	1,000	1,085,917

				2,589,711

Pennsylvania 3.4%

Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	1,070	1,088,560
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	570	612,287
Pennsylvania Comnwlth.,
1st Series, Bid Grp. C, GO	5.000	08/15/34	1,000	1,133,783
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Rep. Svcs., Inc., Series B, Rmkt. (Mandatory Put Date 04/01/25)	3.600(cc)	12/01/30	1,000	992,244
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,198,231
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000	12/01/41	1,215	1,223,705
Series A-2	5.000	12/01/36	1,300	1,359,942

				7,608,752

Puerto Rico 0.5%

Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,

Restructured, Series A-1, CABS	3.551(t)	07/01/29	1,416	1,219,136

Rhode Island 0.1%

Tob. Settlement Fing. Corp. Rev.,

Series A, Rfdg.	5.000	06/01/28	240	240,445

South Carolina 1.1%

Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	880	941,734

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  11

Schedule of Investments (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina (cont’d.)

South Carolina Jobs-Econ. Dev. Auth. Rev.,
Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000%(cc)	03/01/62	800	$778,750
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	640,154

				2,360,638

Tennessee 2.9%

Memphis Shelby Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	07/01/25	500	502,157
Metropolitan Nashville Arpt. Auth. Rev.,
Series B, AMT	5.250	07/01/34	500	534,031
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	380	403,319
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	4,900	4,909,773

				6,349,280

Texas 7.3%

Arlington Hsg. Fin. Corp. Rev.,
6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	1,000	1,008,218
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Series A	5.000	08/15/30	225	240,541
Idea Pub. Sch., Series B	5.000	08/15/25	670	674,114
Conroe Independent Sch. Dist.,
GO, PSFG	5.000	02/15/38	1,000	1,107,569
Dallas Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/34	1,000	1,123,213
Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,025	1,037,223
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	155	159,623
Memorial Hermann Hlth. Sys., Series C, Rfdg., (Mandatory put date 07/01/29)	5.000(cc)	07/01/54	200	213,050
Houston Arpt. Sys. Rev.,
Uni. Airlines Inc., Term. Impvt. Proj., Series B, AMT	5.250	07/15/33	1,250	1,311,709
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,000,965

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Lakeside Place PFC Rev.,
Brookside Gardens Apts. (Mandatory put date 11/01/25)	4.150%(cc)	11/01/26	1,000	$1,000,777
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Bella Vida Facs. Living Proj., Temps-50, Series B3	4.250	10/01/30	1,000	994,432
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/26	665	661,600
North Texas Twy. Auth. Rev.,
2nd Tier, Series B, Rfdg.	5.000	01/01/28	415	420,920
San Antonio Elec. & Gas Sys. Rev.,
Jr. Lien, Rfdg., (Mandatory put date 12/01/27)	2.000(cc)	02/01/49	1,500	1,423,119
Series D, Rfdg.	5.000	02/01/33	1,000	1,116,884
Tarrant Cnty. Cultural Edl. Facs. Fin. Corp. Rev.,
Baylor Scott & White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	620	630,872
Texas Muni. Gas Acq. & Sply. Corp. Rev.,
Sr. Lien, Series D	6.250	12/15/26	690	712,522
Texas Priv. Activity Bond Surface Trans. Corp. Rev.,
Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,250	1,301,006

				16,138,357

Utah 1.6%

Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/28	375	385,617
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,745	2,838,705
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	345	351,034

				3,575,356

Virginia 1.1%

Alexandria Redev. & Hsg. Auth. Rev.,
431 S Columbus Street Block 4 Proj. (Mandatory put date 12/01/25)	3.400(cc)	12/01/54	1,750	1,749,905
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	750	753,768

				2,503,673

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  13

Schedule of Investments (continued)

as of March 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington 1.2%
Energy Northwest Rev.,
Proj. 1, Series B, Rfdg.	5.000%	07/01/25	500	$502,750
Seattle Muni. Light & Pwr. Rev.,
Series B, Rfdg., (Mandatory put date 11/01/26)	3.120(cc)	05/01/45	500	492,033
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/28	375	390,768
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/26	425	435,735
Series A, GO, AMT, BAM	5.000	12/01/27	330	342,425
Series A, GO, AMT, BAM	5.000	12/01/28	415	434,602

				2,598,313

West Virginia 0.7%
West Virginia Econ. Dev. Auth. Rev.,

Appalachian Pwr. Co. Proj., Series A, Rfdg., (Mandatory put date 12/01/25)	0.625(cc)	12/01/38	1,500	1,475,425

Wisconsin 0.9%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj.	5.500	12/15/28	500	500,112
Astro Texas Land Proj. Rfdg., 144A	5.000	12/15/36	750	739,263
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	700	710,096

				1,949,471

TOTAL LONG-TERM INVESTMENTS

(cost $228,053,473)				226,046,453

			Shares

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund

(cost $661,826)(wb)			661,826	661,826

TOTAL INVESTMENTS 102.3%
(cost $228,715,299)				226,708,279
Liabilities in excess of other assets(z) (2.3)%				(5,193,565)

NET ASSETS 100.0%				$221,514,714

See Notes to Financial Statements.

14

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at March 31, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
17	10 Year U.S. Ultra Treasury Notes	Jun. 2025	$1,940,125	$(22,867)

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  15

Schedule of Investments (continued)

as of March 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$240,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$9,982,071	$—
Alaska	—	1,125,069	—
Arizona	—	7,432,661	—
California	—	16,055,930	—
Colorado	—	7,462,702	—
Connecticut	—	3,427,608	—
Delaware	—	119,251	—
District of Columbia	—	4,140,619	—
Florida	—	20,096,218	—
Georgia	—	7,271,481	—
Hawaii	—	1,690,555	—
Idaho	—	1,217,101	—
Illinois	—	17,991,157	—
Indiana	—	7,238,608	—
Kentucky	—	8,674,845	—
Louisiana	—	1,006,766	—
Maryland	—	992,853	—
Massachusetts	—	3,352,401	—
Michigan	—	2,380,652	—
Minnesota	—	1,001,102	—
Mississippi	—	495,905	—
Missouri	—	1,383,095	—
Nebraska	—	1,045,273	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Nevada	$—	$144,871	$—
New Hampshire	—	3,641,793	—
New Jersey	—	7,968,862	—
New Mexico	—	1,343,292	—
New York	—	30,459,112	—
North Carolina	—	2,689,425	—
Ohio	—	5,606,618	—
Oklahoma	—	2,589,711	—
Pennsylvania	—	7,608,752	—
Puerto Rico	—	1,219,136	—
Rhode Island	—	240,445	—
South Carolina	—	2,360,638	—
Tennessee	—	6,349,280	—
Texas	—	16,138,357	—
Utah	—	3,575,356	—
Virginia	—	2,503,673	—
Washington	—	2,598,313	—
West Virginia	—	1,475,425	—
Wisconsin	—	1,949,471	—
Short-Term Investment
Affiliated Mutual Fund	661,826	—	—

Total	$661,826	$226,046,453	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(22,867)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Transportation	15.5%
Pre-pay Gas	14.5
Special Tax/Assessment District	13.8
Healthcare	10.8
Development	9.3
Corporate Backed IDB & PCR	8.9
Power	8.4
General Obligation	5.6

Water & Sewer	4.8%
Tobacco Appropriated	4.7
Education	4.5
Lease Backed Certificate of Participation	1.0
Affiliated Mutual Fund	0.3
Pre-Refunded	0.2

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  17

Schedule of Investments (continued)

as of March 31, 2025

Sector Classification (continued):

Solid Waste/Resource Recovery	0.0 *%

102.3
Liabilities in excess of other assets	(2.3)

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of March 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$22,867	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended March 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(58,505)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(22,867)

See Notes to Financial Statements.

18

For the year ended March 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$388,025

*	Average volume is based on average quarter end balances for the year ended March 31, 2025.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  19

Statement of Assets and Liabilities

as of March 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $228,053,473)	$226,046,453
Affiliated investments (cost $661,826)	661,826
Interest receivable	2,741,619
Receivable for Fund shares sold	648,349
Deposit with broker for centrally cleared/exchange-traded derivatives	240,000
Prepaid expenses	984

Total Assets	230,339,231

Liabilities

Payable for investments purchased	7,602,187
Payable for Fund shares purchased	942,221
Accrued expenses and other liabilities	143,743
Dividends payable	85,284
Management fee payable	30,395
Distribution fee payable	18,282
Due to broker—variation margin futures	1,594
Affiliated transfer agent fee payable	761
Trustees’ fees payable	50

Total Liabilities	8,824,517

Net Assets	$221,514,714

Net assets were comprised of:
Shares of beneficial interest, at par	$22,404
Paid-in capital in excess of par	239,526,505
Total distributable earnings (loss)	(18,034,195)

Net assets, March 31, 2025	$221,514,714

See Notes to Financial Statements.

20

Class A

Net asset value and redemption price per share, ($75,263,038 ÷ 7,610,795 shares of beneficial interest issued and outstanding)	$9.89
Maximum sales charge (2.25% of offering price)	0.23

Maximum offering price to public	$10.12

Class C

Net asset value, offering price and redemption price per share, ($2,983,864 ÷ 302,047 shares of beneficial interest issued and outstanding)	$9.88

Class Z

Net asset value, offering price and redemption price per share, ($123,037,301 ÷ 12,445,032 shares of beneficial interest issued and outstanding)	$9.89

Class R6

Net asset value, offering price and redemption price per share, ($20,230,511 ÷ 2,046,315 shares of beneficial interest issued and outstanding)	$9.89

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  21

Statement of Operations

Year Ended March 31, 2025

Net Investment Income (Loss)

Income
Interest income	$6,303,410
Affiliated dividend income	242,338

Total income	6,545,748

Expenses
Management fee	592,425
Distribution fee(a)	213,881
Transfer agent’s fees and expenses (including affiliated expense of $3,780)(a)	145,690
Registration fees(a)	68,057
Audit fee	45,020
Custodian and accounting fees	40,886
Professional fees	37,999
Shareholders’ reports	23,216
Trustees’ fees	12,800
Miscellaneous	33,367

Total expenses	1,213,341
Less: Fee waiver and/or expense reimbursement(a)	(309,049)
Custodian fee credit	(18)

Net expenses	904,274

Net investment income (loss)	5,641,474

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(890,644)
Futures transactions	(58,505)

Net change in unrealized appreciation (depreciation) on:
Investments	1,118,167
Futures	(22,867)

1,095,300

Net gain (loss) on investment transactions	146,151

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,787,625

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	178,265	35,616	—	—
Transfer agent’s fees and expenses	29,584	2,882	112,848	376
Registration fees	23,617	9,469	22,910	12,061
Fee waiver and/or expense reimbursement	(67,183)	(4,695)	(208,148)	(29,023)

See Notes to Financial Statements.

22

Statements of Changes in Net Assets

	Year Ended March 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,641,474	$5,282,412
Net realized gain (loss) on investment transactions	(949,149)	(1,096,939)
Net change in unrealized appreciation (depreciation) on investments	1,095,300	2,837,876

Net increase (decrease) in net assets resulting from operations	5,787,625	7,023,349

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,838,138)	(1,561,555)
Class C	(56,144)	(65,390)
Class Z	(3,207,089)	(3,281,562)
Class R6	(512,032)	(343,974)

	(5,613,403)	(5,252,481)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	101,879,225	120,627,874
Net asset value of shares issued in reinvestment of dividends and distributions	4,629,326	4,275,901
Cost of shares purchased	(90,993,651)	(159,693,145)

Net increase (decrease) in net assets from Fund share transactions	15,514,900	(34,789,370)

Total increase (decrease)	15,689,122	(33,018,502)

Net Assets:

Beginning of year	205,825,592	238,844,094

End of year	$221,514,714	$205,825,592

See Notes to Financial Statements.

PGIM Short Duration Muni Fund 23

Financial Highlights

Class A Shares

	Year Ended March 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.88	$9.81	$9.89	$10.46	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.22	0.13	0.08	0.15
Net realized and unrealized gain (loss) on investment transactions	0.01	0.07	(0.07)	(0.57)	0.35
Total from investment operations	0.27	0.29	0.06	(0.49)	0.50
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.22)	(0.14)	(0.08)	(0.16)
Net asset value, end of year	$9.89	$9.88	$9.81	$9.89	$10.46
Total Return(b):	2.71%	2.96%	0.60%	(4.73)%	4.99%

Ratios/Supplemental Data:
Net assets, end of year (000)	$75,263	$69,282	$71,030	$104,310	$98,413
Average net assets (000)	$71,306	$70,852	$88,279	$116,393	$56,478
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.61%	0.62%	0.62%	0.61%	0.63%
Expenses before waivers and/or expense reimbursement	0.70%	0.71%	0.69%	0.65%	0.74%
Net investment income (loss)	2.59%	2.22%	1.38%	0.77%	1.43%
Portfolio turnover rate(d)(c)	79%	76%	87%	74%	64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	The portfolio turnover rate includes variable rate demand notes.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class C Shares

	Year Ended March 31,
	2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.87	$9.80	$9.89	$10.46		$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.12	0.05	-	(b)	0.08
Net realized and unrealized gain (loss) on investment transactions	0.01	0.07	(0.09)	(0.57)		0.35
Total from investment operations	0.17	0.19	(0.04)	(0.57)		0.43
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.12)	(0.05)	(-	)(b)	(0.08)
Net asset value, end of year	$9.88	$9.87	$9.80	$9.89		$10.46
Total Return(c):	1.71%	1.97%	(0.37)%	(5.43)%		4.25%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,984	$4,208	$7,101	$10,151		$13,047
Average net assets (000)	$3,562	$5,310	$8,543	$12,026		$15,371
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	1.60%	1.49%	1.37%		1.43%
Expenses before waivers and/or expense reimbursement	1.73%	1.69%	1.56%	1.46%		1.54%
Net investment income (loss)	1.59%	1.23%	0.52%	0.02%		0.80%
Portfolio turnover rate(e)(d)	79%	76%	87%	74%		64%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	The portfolio turnover rate includes variable rate demand notes.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  25

Financial Highlights (continued)

Class Z Shares
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.88	$9.80	$9.89	$10.46	$10.12
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.25	0.16	0.11	0.19
Net realized and unrealized gain (loss) on investment transactions	- (b)	0.07	(0.08)	(0.57)	0.34
Total from investment operations	0.29	0.32	0.08	(0.46)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.24)	(0.17)	(0.11)	(0.19)
Net asset value, end of year	$9.89	$9.88	$9.80	$9.89	$10.46
Total Return(c):	3.02%	3.37%	0.80%	(4.44)%	5.30%

Ratios/Supplemental Data:
Net assets, end of year (000)	$123,037	$117,154	$148,873	$201,704	$174,371
Average net assets (000)	$111,813	$131,149	$163,511	$213,040	$119,138
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.51%	0.51%	0.48%	0.46%	0.52%
Net investment income (loss)	2.88%	2.52%	1.69%	1.06%	1.80%
Portfolio turnover rate(e)(d)	79%	76%	87%	74%	64%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	The portfolio turnover rate includes variable rate demand notes.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Class R6 Shares
	Year Ended March 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.88	$9.80	$9.89	$10.46	$10.11
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.25	0.18	0.11	0.20
Net realized and unrealized gain (loss) on investment transactions	0.01	0.08	(0.10)	(0.57)	0.35
Total from investment operations	0.30	0.33	0.08	(0.46)	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.25)	(0.17)	(0.11)	(0.20)
Net asset value, end of year	$9.89	$9.88	$9.80	$9.89	$10.46
Total Return(b):	3.05%	3.40%	0.83%	(4.41)%	5.44%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,231	$15,181	$11,841	$7,276	$688
Average net assets (000)	$17,604	$13,495	$9,770	$3,145	$820
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	0.45%	0.51%	0.53%	0.77%	1.78%
Net investment income (loss)	2.92%	2.57%	1.81%	1.05%	1.97%
Portfolio turnover rate(d)(c)	79%	76%	87%	74%	64%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	The portfolio turnover rate includes variable rate demand notes.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund  27

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Short Duration Muni Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s

28

investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The

PGIM Short Duration Muni Fund 29

Notes to Financial Statements (continued)

third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a

30

loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly

PGIM Short Duration Muni Fund 31

Notes to Financial Statements (continued)

Expected Distribution Schedule to Shareholders*	Frequency
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended March 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through July 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a

32

certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable.

The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.85%
C	1.60
Z	0.32
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the year ended March 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$24,037	$12,085
C	—	33

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Short Duration Muni Fund 33

Notes to Financial Statements (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended March 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$175,908,303	$158,555,422

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the year ended March 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$101,800	$141,785,335	$141,225,309	$—	$—	$661,826	661,826	$242,338

(1)	The Fund did not have any capital gain distributions during the reporting period.

34

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended March 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$217,089	$—	$—	$5,396,314	$5,613,403

For the year ended March 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Tax-Exempt Income	Total Dividends and Distributions

$209,611	$—	$—	$5,042,870	$5,252,481

For the year ended March 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax Exempt Income

$—	$—	$376,034

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$228,435,418	$885,912	$(2,635,918)	$(1,750,006)

The differences between GAAP basis and tax basis were primarily attributable to deferred losses on wash sales, differences in the treatment of accreting market discount for GAAP and tax purposes, and mark-to-market of futures contracts.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of March 31, 2025 which can be carried forward for an unlimited period. No capital gains

PGIM Short Duration Muni Fund 35

Notes to Financial Statements (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$16,486,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,166	0.1%

36

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	93.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Year ended March 31, 2025:
Shares sold	3,288,251	$32,601,512
Shares issued in reinvestment of dividends and distributions	165,673	1,642,128
Shares purchased	(2,951,235)	(29,230,680)
Net increase (decrease) in shares outstanding before conversion	502,689	5,012,960
Shares issued upon conversion from other share class(es)	229,866	2,277,213
Shares purchased upon conversion into other share class(es)	(132,656)	(1,317,182)
Net increase (decrease) in shares outstanding	599,899	$5,972,991

Year ended March 31, 2024:
Shares sold	3,424,404	$33,458,532
Shares issued in reinvestment of dividends and distributions	135,974	1,327,602
Shares purchased	(3,964,968)	(38,822,199)
Net increase (decrease) in shares outstanding before conversion	(404,590)	(4,036,065)
Shares issued upon conversion from other share class(es)	267,931	2,619,246
Shares purchased upon conversion into other share class(es)	(95,480)	(935,130)
Net increase (decrease) in shares outstanding	(232,139)	$(2,351,949)

Class C
Year ended March 31, 2025:
Shares sold	17,747	$175,952
Shares issued in reinvestment of dividends and distributions	4,191	41,487
Shares purchased	(43,674)	(432,632)
Net increase (decrease) in shares outstanding before conversion	(21,736)	(215,193)
Shares purchased upon conversion into other share class(es)	(102,523)	(1,016,058)
Net increase (decrease) in shares outstanding	(124,259)	$(1,231,251)

Year ended March 31, 2024:
Shares sold	98,266	$965,057
Shares issued in reinvestment of dividends and distributions	4,837	47,156
Shares purchased	(216,216)	(2,105,951)
Net increase (decrease) in shares outstanding before conversion	(113,113)	(1,093,738)
Shares purchased upon conversion into other share class(es)	(185,259)	(1,809,738)
Net increase (decrease) in shares outstanding	(298,372)	$(2,903,476)

PGIM Short Duration Muni Fund 37

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended March 31, 2025:
Shares sold	6,041,058	$59,833,345
Shares issued in reinvestment of dividends and distributions	245,652	2,433,684
Shares purchased	(5,678,684)	(56,305,961)
Net increase (decrease) in shares outstanding before conversion	608,026	5,961,068
Shares issued upon conversion from other share class(es)	123,547	1,226,522
Shares purchased upon conversion into other share class(es)	(145,921)	(1,443,850)
Net increase (decrease) in shares outstanding	585,652	$5,743,740

Year ended March 31, 2024:
Shares sold	8,247,762	$80,218,504
Shares issued in reinvestment of dividends and distributions	262,234	2,557,261
Shares purchased	(11,407,739)	(111,343,423)
Net increase (decrease) in shares outstanding before conversion	(2,897,743)	(28,567,658)
Shares issued upon conversion from other share class(es)	99,470	974,223
Shares purchased upon conversion into other share class(es)	(528,452)	(5,125,460)
Net increase (decrease) in shares outstanding	(3,326,725)	$(32,718,895)

Class R6
Year ended March 31, 2025:
Shares sold	936,665	$9,268,416
Shares issued in reinvestment of dividends and distributions	51,670	512,027
Shares purchased	(506,310)	(5,024,378)
Net increase (decrease) in shares outstanding before conversion	482,025	4,756,065
Shares issued upon conversion from other share class(es)	27,613	273,355
Net increase (decrease) in shares outstanding	509,638	$5,029,420

Year ended March 31, 2024:
Shares sold	614,787	$5,985,781
Shares issued in reinvestment of dividends and distributions	35,218	343,882
Shares purchased	(762,837)	(7,421,572)
Net increase (decrease) in shares outstanding before conversion	(112,832)	(1,091,909)
Shares issued upon conversion from other share class(es)	441,692	4,276,859
Net increase (decrease) in shares outstanding	328,860	$3,184,950

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

38

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended March 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

PGIM Short Duration Muni Fund 39

Notes to Financial Statements (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

40

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability

PGIM Short Duration Muni Fund 41

Notes to Financial Statements (continued)

to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

42

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Tax Risk: Municipal bonds are subject to tax risk. This is the risk that federal income tax rates may decrease, which could decrease the demand for municipal bonds, or that a change in the law may limit or eliminate the exemption of interest on municipal bonds from such taxes. In addition, the income from municipal bonds could be declared taxable because of non-compliant conduct of an issuer.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

PGIM Short Duration Muni Fund 43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 12 and Shareholders of PGIM Short Duration Muni Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Short Duration Muni Fund (one of the funds constituting Prudential Investment Portfolios 12, referred to hereafter as the “Fund”) as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

May 16, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

44

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Conservative Retirement Spending Fund

PGIM Enhanced Retirement Spending Fund

PGIM Moderate Retirement Spending Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

MARCH 31, 2025

Table of Contents	Financial Statements and Other Information	March 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Conservative Retirement Spending Fund	1
PGIM Enhanced Retirement Spending Fund	7
PGIM Moderate Retirement Spending Fund	14
Notes to Financial Statements	20
Other Information - Form N-CSR Items 8-11

PGIM Conservative Retirement Spending Fund

Schedule of Investments

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 86.5%

AFFILIATED EXCHANGE-TRADED FUND 2.0%
PGIM Active High Yield Bond ETF	2,979	$103,729

(cost $102,737)(wa)

AFFILIATED MUTUAL FUNDS — 81.0%
Domestic Equity — 24.8%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	17,332	730,366
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,661	104,015
PGIM US Real Estate Fund (Class R6)	29,688	458,683

		1,293,064

Fixed Income — 43.5%
PGIM Core Conservative Bond Fund (Class R6)	156,732	1,352,595
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	18,250	130,672
PGIM TIPS Fund (Class R6)	92,041	781,432

		2,264,699

International Equity — 12.7%
PGIM Jennison Global Infrastructure Fund (Class R6)	27,240	454,369
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	14,383	205,384

		659,753

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,082,997)(wa)		4,217,516

UNAFFILIATED EXCHANGE-TRADED FUND 3.5%
Vanguard Long-Term Bond ETF (cost $181,651)	2,595	182,740

TOTAL LONG-TERM INVESTMENTS (cost $4,367,385)		4,503,985

SHORT-TERM INVESTMENT 14.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $747,334)(wa)	747,334	747,334

TOTAL INVESTMENTS 100.8% (cost $5,114,719)		5,251,319
Liabilities in excess of other assets (0.8)%		(42,636)

NET ASSETS 100.0%		$5,208,683

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 1

PGIM Conservative Retirement Spending Fund

Schedule of Investments (continued)

as of March 31, 2025

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$103,729	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,293,064	—	—
Fixed Income	2,264,699	—	—
International Equity	659,753	—	—
Unaffiliated Exchange-Traded Fund	182,740	—	—
Short-Term Investment
Affiliated Mutual Fund	747,334	—	—

Total	$5,251,319	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Fixed Income	43.5%
Domestic Equity	24.8
Short-Term	14.3
International Equity	12.7

Unaffiliated Exchange-Traded Fund	3.5%
Affiliated Exchange-Traded Fund	2.0

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

2

PGIM Conservative Retirement Spending Fund

Statement of Assets & Liabilities

as of March 31, 2025

Assets

Investments at value:
Affiliated investments (cost $4,933,068)	$5,068,579
Unaffiliated investments (cost $181,651)	182,740
Receivable for investments sold	43,662
Due from Manager	21,255
Prepaid expenses and other assets	663

Total Assets	5,316,899

Liabilities
Payable for investments purchased	51,426
Custodian and accounting fees payable	21,949
Audit fee payable	18,550
Professional fees payable	11,733
Accrued expenses and other liabilities	4,533
Affiliated transfer agent fee payable	25

Total Liabilities	108,216

Net Assets	$5,208,683

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,009,869
Total distributable earnings (loss)	198,313

Net assets, March 31, 2025	$5,208,683

Class R6

Net asset value, offering price and redemption price per share, ($5,208,683 ÷ 501,039 shares of beneficial interest issued and outstanding)	$10.40

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 3

PGIM Conservative Retirement Spending Fund

Statement of Operations

For the Period April 03, 2024* through March 31, 2025

Net Investment Income (Loss)

Income
Affiliated dividend income	$175,929
Unaffiliated dividend income	7,433

Total income	183,362

Expenses
Custodian and accounting fees	51,890
Professional fees	49,465
Registration fees	20,594
Audit fee	18,550
Trustees’ fees	9,600
Shareholders’ reports	8,763
Fund data services	5,687
Offering fees	4,988
SEC registration fees	750
Transfer agent’s fees and expenses (including affiliated expense of $ 101)	115
Miscellaneous	6,504

Total expenses	176,906
Less: Fee waiver and/or expense reimbursement	(176,906)

Net expenses	—

Net investment income (loss)	183,362

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 17,057)	17,022

Affiliated net capital gain distributions received	56,336
Payment from Manager	4,543

77,901

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 135,511)	136,600

Net gain (loss) on investment transactions	214,501

Net Increase (Decrease) In Net Assets Resulting From Operations	$397,863

* Commencement of operations.

See Notes to Financial Statements.

4

PGIM Conservative Retirement Spending Fund

Statement of Changes in Net Assets

April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,362
Net realized gain (loss) on investment transactions	21,565
Affiliated net capital gain distributions received	56,336
Net change in unrealized appreciation (depreciation) on investments	136,600

Net increase (decrease) in net assets resulting from operations	397,863

Dividends and Distributions
Distributions from distributable earnings
Class R6	(199,585)

Fund share transactions
Net proceeds from shares sold (501,000 shares)	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (39 shares)	405

Net increase (decrease) in net assets from Fund share transactions	5,010,405

Total increase (decrease)	5,208,683

Net Assets:
Beginning of period	—

End of period	$5,208,683

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Conservative Retirement Spending Fund 5

PGIM Conservative Retirement Spending Fund

Financial Highlights

Class R6 Shares
	April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.37
Net realized and unrealized gain (loss) on investment transactions	0.43
Total from investment operations	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.37)
Distributions from net realized gains	(0.03)
Total dividends and distributions	(0.40)
Net asset value, end of period	$10.40
Total Return(c):	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,209
Average net assets (000)	$5,176
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	3.44	%(e)
Net investment income (loss)	3.56	%(e)
Portfolio turnover rate(g)	13%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

6

PGIM Enhanced Retirement Spending Fund

Schedule of Investments

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED EXCHANGE-TRADED FUND 3.0%

PGIM Active High Yield Bond ETF	4,599	$160,137

(cost $158,605)(wa)

AFFILIATED MUTUAL FUNDS — 92.9%
Domestic Equity — 39.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	12,232	159,624
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	32,871	1,385,179
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	25,201	224,789
PGIM US Real Estate Fund (Class R6)	23,920	369,565

		2,139,157

Fixed Income — 19.1%
PGIM Core Conservative Bond Fund (Class R6)	43,425	374,760
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	19,409	133,342
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	45,829	328,137
PGIM TIPS Fund (Class R6)	22,102	187,644

		1,023,883

International Equity — 33.9%
PGIM Global Real Estate Fund (Class R6)	27,141	530,326
PGIM Jennison Global Infrastructure Fund (Class R6)	29,314	488,962
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	13,068	159,816
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	44,398	634,000

		1,813,104

TOTAL AFFILIATED MUTUAL FUNDS

(cost $4,841,371)(wa)		4,976,144

UNAFFILIATED EXCHANGE-TRADED FUND 4.0%
Vanguard Long-Term Bond ETF

(cost $213,694)	3,053	214,992

TOTAL LONG-TERM INVESTMENTS

(cost $5,213,670)		5,351,273

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 7

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (continued)

as of March 31, 2025

Description	Shares	Value

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund

(cost $52,261)(wa)	52,261	$52,261

TOTAL INVESTMENTS 100.9%

(cost $5,265,931)		5,403,534

Liabilities in excess of other assets (0.9)%		(48,008)

NET ASSETS 100.0%		$5,355,526

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)  Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$160,137	$—	$—
Affiliated Mutual Funds
Domestic Equity	2,139,157	—	—
Fixed Income	1,023,883	—	—
International Equity	1,813,104	—	—
Unaffiliated Exchange-Traded Fund	214,992	—	—
Short-Term Investment
Affiliated Mutual Fund	52,261	—	—

Total	$5,403,534	$—	$—

See Notes to Financial Statements.

8

PGIM Enhanced Retirement Spending Fund

Schedule of Investments (continued)

as of March 31, 2025

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Domestic Equity	39.9%
International Equity	33.9
Fixed Income	19.1

Unaffiliated Exchange-Traded Fund	4.0%
Affiliated Exchange-Traded Fund	3.0
Short-Term	1.0

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 9

PGIM Enhanced Retirement Spending Fund

Statement of Assets & Liabilities

as of March 31, 2025

Assets

Investments at value:
Affiliated investments (cost $5,052,237)	$5,188,542
Unaffiliated investments (cost $213,694)	214,992
Receivable for investments sold	66,905
Due from Manager	19,826
Prepaid expenses	662

Total Assets	5,490,927

Liabilities
Payable for investments purchased	67,789
Custodian and accounting fees payable	21,246
Audit fee payable	18,550
Professional fees payable	14,146
Registration fees payable	12,136
Accrued expenses and other liabilities	1,501
Affiliated transfer agent fee payable	33

Total Liabilities	135,401

Net Assets	$5,355,526

Net assets were comprised of:
Shares of beneficial interest, at par	$513
Paid-in capital in excess of par	5,129,273
Total distributable earnings (loss)	225,740

Net assets, March 31, 2025	$5,355,526

Class R6

Net asset value, offering price and redemption price per share, ($5,355,526 ÷ 512,916 shares of beneficial interest issued and outstanding)	$10.44

See Notes to Financial Statements.

10

PGIM Enhanced Retirement Spending Fund

Statement of Operations

For the Period April 03, 2024* through March 31, 2025

Net Investment Income (Loss)

Income
Affiliated dividend income	$147,668
Unaffiliated dividend income	8,819

Total income	156,487

Expenses
Professional fees	51,482
Custodian and accounting fees	50,292
Registration fees	32,729
Audit fee	18,550
Trustees’ fees	9,600
Shareholders’ reports	8,567
Offering fees	4,988
Insurance expense	609
Commitment fees	236
Transfer agent’s fees and expenses (including affiliated expense of $135)	147
Miscellaneous	9,139

Total expenses	186,339
Less: Fee waiver and/or expense reimbursement	(186,339)

Net expenses	—

Net investment income (loss)	156,487

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $15,678)	15,320

Affiliated net capital gain distributions received	112,314
Payment from Manager	9,247

136,881

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $136,305)	137,603

Net gain (loss) on investment transactions	274,484

Net Increase (Decrease) In Net Assets Resulting From Operations	$430,971

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 11

PGIM Enhanced Retirement Spending Fund

Statement of Changes in Net Assets

April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$156,487
Net realized gain (loss) on investment transactions	24,567
Affiliated net capital gain distributions received	112,314
Net change in unrealized appreciation (depreciation) on investments	137,603

Net increase (decrease) in net assets resulting from operations	430,971

Dividends and Distributions
Distributions from distributable earnings Class R6	(205,275)

Fund share transactions
Net proceeds from shares sold (512,454 shares)	5,125,000
Net asset value of shares issued in reinvestment of dividends and distributions (462 shares)	4,830

Net increase (decrease) in net assets from Fund share transactions	5,129,830

Total increase (decrease)	5,355,526

Net Assets:

Beginning of period	—

End of period	$5,355,526

*	Commencement of operations.

See Notes to Financial Statements.

12

PGIM Enhanced Retirement Spending Fund

Financial Highlights

Class R6 Shares
	April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.31
Net realized and unrealized gain (loss) on investment transactions	0.53
Total from investment operations	0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.37)
Distributions from net realized gains	(0.03)
Total dividends and distributions	(0.40)
Net asset value, end of period	$10.44
Total Return(c):	8.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,356
Average net assets (000)	$5,354
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	3.50	%(e)
Net investment income (loss)	2.94	%(e)
Portfolio turnover rate(g)	15%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Enhanced Retirement Spending Fund 13

PGIM Moderate Retirement Spending Fund

Schedule of Investments

as of March 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 93.9%

AFFILIATED EXCHANGE-TRADED FUND 2.0%
PGIM Active High Yield Bond ETF	2,993	$104,216

(cost $103,225)(wa)

AFFILIATED MUTUAL FUNDS — 85.9%
Domestic Equity — 32.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	7,963	103,917
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	24,633	1,038,028
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,718	104,525
PGIM US Real Estate Fund (Class R6)	30,142	465,692

		1,712,162

Fixed Income — 30.4%
PGIM Core Conservative Bond Fund (Class R6)	90,866	784,171
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	15,163	104,167
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	32,426	232,168
PGIM TIPS Fund (Class R6)	55,496	471,162

		1,591,668

International Equity — 22.8%
PGIM Global Real Estate Fund (Class R6)	11,832	231,203
PGIM Jennison Global Infrastructure Fund (Class R6)	32,285	538,520
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	29,627	423,074

		1,192,797

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,351,212)(wa)		4,496,627

UNAFFILIATED EXCHANGE-TRADED FUND 6.0%
Vanguard Long-Term Bond ETF (cost $312,912)	4,470	314,778

TOTAL LONG-TERM INVESTMENTS (cost $4,767,349)		4,915,621

SHORT-TERM INVESTMENT 7.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $366,276)(wa)	366,276	366,276

TOTAL INVESTMENTS 100.9% (cost $5,133,625)		5,281,897
Liabilities in excess of other assets (0.9)%		(49,140)

NET ASSETS 100.0%		$5,232,757

See Notes to Financial Statements.

14

PGIM Moderate Retirement Spending Fund

Schedule of Investments (continued)

as of March 31, 2025

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Fund	$104,216	$—	$—
Affiliated Mutual Funds
Domestic Equity	1,712,162	—	—
Fixed Income	1,591,668	—	—
International Equity	1,192,797	—	—
Unaffiliated Exchange-Traded Fund	314,778	—	—
Short-Term Investment
Affiliated Mutual Fund	366,276	—	—

Total	$5,281,897	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2025 were as follows:

Domestic Equity	32.7%
Fixed Income	30.4
International Equity	22.8
Short-Term	7.0

Unaffiliated Exchange-Traded Fund	6.0%
Affiliated Exchange-Traded Fund	2.0

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 15

PGIM Moderate Retirement Spending Fund

Statement of Assets & Liabilities

as of March 31, 2025

Assets

Investments at value:
Affiliated investments (cost $4,820,713)	$4,967,119
Unaffiliated investments (cost $312,912)	314,778
Receivable for investments sold	56,498
Due from Manager	21,082
Prepaid expenses	2,139

Total Assets	5,361,616

Liabilities

Payable for investments purchased	61,941
Custodian and accounting fees payable	21,416
Audit fee payable	18,550
Professional fees payable	13,375
Registration fees payable	12,136
Accrued expenses and other liabilities	1,416
Affiliated transfer agent fee payable	25

Total Liabilities	128,859

Net Assets	$5,232,757

Net assets were comprised of:
Shares of beneficial interest, at par	$501
Paid-in capital in excess of par	5,009,862
Total distributable earnings (loss)	222,394

Net assets, March 31, 2025	$5,232,757

Class R6

Net asset value, offering price and redemption price per share, ($5,232,757 ÷ 501,039 shares of beneficial interest issued and outstanding)	$10.44

See Notes to Financial Statements.

16

PGIM Moderate Retirement Spending Fund

Statement of Operations

For the Period April 03, 2024* through March 31, 2025

Net Investment Income (Loss)

Income
Affiliated dividend income	$155,516
Unaffiliated dividend income	12,866

Total income	168,382

Expenses
Custodian and accounting fees	51,355
Professional fees	51,243
Registration fees	32,729
Audit fee	18,550
Trustees’ fees	9,600
Shareholders’ reports	7,000
Offering fees	4,988
Insurance expense	609
Commitment fees	236
Transfer agent’s fees and expenses (including affiliated expense of $ 101)	111
Miscellaneous	9,139

Total expenses	185,560

Less: Fee waiver and/or expense reimbursement	(185,560)

Net expenses	—

Net investment income (loss)	168,382

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ 18,379)	18,060

Affiliated net capital gain distributions received	78,923

Payment from Manager	6,835

103,818

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $ 146,406)	148,272

Net gain (loss) on investment transactions	252,090

Net Increase (Decrease) In Net Assets Resulting From Operations	$420,472

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 17

PGIM Moderate Retirement Spending Fund

Statement of Changes in Net Assets

April 03, 2024* through March 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$168,382
Net realized gain (loss) on investment transactions	24,895
Affiliated net capital gain distributions received	78,923
Net change in unrealized appreciation (depreciation) on investments	148,272

Net increase (decrease) in net assets resulting from operations	420,472

Dividends and Distributions
Distributions from distributable earnings Class R6	(198,116)

Fund share transactions
Net proceeds from shares sold (501,000 shares)	5,010,000
Net asset value of shares issued in reinvestment of dividends and distributions (39 shares)	401

Net increase (decrease) in net assets from Fund share transactions	5,010,401

Total increase (decrease)	5,232,757

Net Assets:

Beginning of period	—

End of period	$5,232,757

*	Commencement of operations.

See Notes to Financial Statements.

18

PGIM Moderate Retirement Spending Fund

Financial Highlights

Class R6 Shares
	April 03, 2024(a) through March 31, 2025

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.34
Net realized and unrealized gain (loss) on investment transactions	0.50
Total from investment operations	0.84
Less Dividends and Distributions:
Dividends from net investment income	(0.37)
Distributions from net realized gains	(0.03)
Total dividends and distributions	(0.40)
Net asset value, end of period	$10.44
Total Return(c):	8.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,233
Average net assets (000)	$5,220
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.00	%(e)(f)
Expenses before waivers and/or expense reimbursement	3.57	%(e)
Net investment income (loss)	3.24	%(e)
Portfolio turnover rate(g)	14%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.

(e)	Annualized.

(f)

The Fund presents a portion of the acquired fund fees and expenses waived by the Manager as Payment from Manager within Realized and Unrealized Gain (Loss) on Affiliated Investments on the Statement of Operations.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Moderate Retirement Spending Fund 19

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Conservative Retirement Spending Fund (“Conservative Retirement Spending”), PGIM Enhanced Retirement Spending Fund (“Enhanced Retirement Spending”) and PGIM Moderate Retirement Spending Fund (“Moderate Retirement Spending”) (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act. Each Fund is structured as a “fund of funds,” meaning that instead of buying individual securities directly, each Fund invests primarily in mutual funds and exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

The investment objective of each Fund is to seek a balance between growth and conservation of capital.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

20

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in

21

Notes to Financial Statements (continued)

the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

22

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Each Fund does not pay the Manager a management fee. For the reporting period ended March 31, 2025, the contractual and effective management fess rates for each of the funds were 0.00% of each Fund’s average daily net assets.

The Manager has entered into subadvisory agreements with PGIM DC Solutions LLC (“PGIM DC Solutions”).

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or

23

Notes to Financial Statements (continued)

reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees.

The expense limitation attributable to below class is:

Class	Expense Limitations

R6	0.35%

The RIC, on behalf of each Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM DC Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended March 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

24

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Conservative Retirement Spending	$4,916,285	$565,922
Enhanced Retirement Spending	5,983,358	785,008
Moderate Retirement Spending	5,434,506	685,217

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded funds for the reporting period ended March 31, 2025, is presented as follows:

Conservative Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$—	$ 108,367	$ 5,564	$ 992	$ (66)	$ 103,729	2,979	$ 7,552	$ —

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)

—	1,431,429	100,288	22,160	(706)	1,352,595	156,732	53,320	—

PGIM Jennison Global Infrastructure Fund (Class R6)

—	507,436	92,363	34,549	4,747	454,369	27,240	6,855	17,582

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

—	148,849	22,786	4,994	(385)	130,672	18,250	5,344	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

—	234,950	31,933	2,672	(305)	205,384	14,383	9,556	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

—	814,985	116,063	26,567	4,877	730,366	17,332	9,107	23,189

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)

—	140,709	19,235	(17,747)	288	104,015	11,661	1,241	15,565

PGIM TIPS Fund (Class R6)
—	833,172	64,410	13,135	(465)	781,432	92,041	36,975	—

PGIM US Real Estate Fund (Class R6)
—	500,336	98,914	48,189	9,072	458,683	29,688	8,977	—
$—	$4,611,866	$545,992	$134,519	$17,123	$4,217,516		$131,375	$56,336

25

Notes to Financial Statements (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$—	$ 5,926,056	$5,178,722	$ —	$ —	$ 747,334	747,334	$ 37,002	$ —
$—	$10,646,289	$5,730,278	$135,511	$17,057	$5,068,579		$175,929	$56,336

Enhanced Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$—	$ 171,174	$ 12,405	$ 1,532	$ (164)	$ 160,137	4,599	$ 11,744	$ —

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)

—	408,697	39,765	6,218	(390)	374,760	43,425	14,854	—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)

—	148,508	12,699	(2,137)	(330)	133,342	19,409	11,958	—

PGIM Global Real Estate Fund (Class R6)

—	581,949	73,817	19,773	2,421	530,326	27,141	14,566	—

PGIM Jennison Global Infrastructure Fund (Class R6)

—	534,675	86,894	37,621	3,560	488,962	29,314	7,414	19,410

PGIM Jennison Small-Cap Core Equity Fund (Class R6)

—	199,897	30,634	(12,016)	2,377	159,624	12,232	397	13,292

PGIM Quant Solutions Commodity Strategies Fund (Class R6)

—	378,713	62,031	12,733	(1,278)	328,137	45,829	13,765	—

PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)

—	176,801	25,099	8,060	54	159,816	13,068	4,498	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)

—	730,321	102,076	8,215	(2,460)	634,000	44,398	30,261	—

PGIM Quant Solutions Large-Cap Index Fund (Class R6)

—	1,514,475	187,322	52,852	5,174	1,385,179	32,871	17,716	45,109

26

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
$—	$ 301,438	$ 37,816	$ (39,280)	$ 447	$ 224,789	25,201	$ 2,752	$ 34,503

PGIM TIPS Fund (Class R6)
—	206,468	21,862	3,213	(175)	187,644	22,102	8,858	—

PGIM US Real Estate Fund (Class R6)
—	397,646	74,044	39,521	6,442	369,565	23,920	7,217	—
$—	$ 5,579,588	$ 754,059	$134,773	$15,842	$4,976,144		$134,256	$112,314

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$—	$ 5,170,682	$5,118,421	$ —	$ —	$ 52,261	52,261	$ 1,668	$ —
$—	$10,921,444	$5,884,885	$136,305	$15,678	$5,188,542		$147,668	$112,314

Moderate Retirement Spending

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM Active High Yield Bond ETF
$—	$ 110,033	$ 6,717	$ 991	$ (91)	$104,216	2,993	$ 7,620	$ —

Long-Term Investments - Affiliated Mutual Funds(wa):

PGIM Core Conservative Bond Fund (Class R6)
—	842,921	70,919	12,826	(657)	784,171	90,866	31,022	—

PGIM Emerging Markets Debt Hard Currency Fund (Class R6)
—	114,409	8,340	(1,703)	(199)	104,167	15,163	9,298	—

PGIM Global Real Estate Fund (Class R6)
—	254,650	33,224	8,485	1,292	231,203	11,832	6,351	—

PGIM Jennison Global Infrastructure Fund (Class R6)
—	593,630	101,164	41,208	4,846	538,520	32,285	8,148	21,120

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
—	130,678	20,591	(7,790)	1,620	103,917	7,963	255	8,547

PGIM Quant Solutions Commodity Strategies Fund (Class R6)
—	266,674	42,708	8,967	(765)	232,168	32,426	9,620	—

PGIM Quant Solutions International Developed Markets Index Fund (Class R6)
—	485,458	66,712	5,491	(1,163)	423,074	29,627	19,952	—

27

Notes to Financial Statements (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM Quant Solutions Large-Cap Index Fund (Class R6)
$—	$ 1,144,224	$ 150,107	$ 38,745	$ 5,166	$1,038,028	24,633	$ 13,119	$33,403

PGIM Quant Solutions Mid-Cap Index Fund (Class R6)
—	140,682	18,313	(18,076)	232	104,525	11,718	1,265	15,853

PGIM TIPS Fund (Class R6)
—	511,157	47,544	7,936	(387)	471,162	55,496	22,321	—

PGIM US Real Estate Fund (Class R6)
—	501,768	93,887	49,326	8,485	465,692	30,142	9,124	—
$—	$ 4,986,251	$ 653,509	$145,415	$18,470	$4,496,627		$130,475	$78,923

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Ultra Short Bond Fund
$—	$ 5,510,970	$5,144,694	$ —	$ —	$ 366,276	366,276	$ 17,421	$ —
$—	$10,607,254	$5,804,920	$146,406	$18,379	$4,967,119		$155,516	$78,923

(wa) Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the reporting period ended March 31, 2025, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

Conservative Retirement Spending (a)	$35	$(35)

Enhanced Retirement Spending (a)	44	(44)

Moderate Retirement Spending (a)	38	(38)

(a)	Non deductible expense.

28

For the reporting period ended March 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

Conservative Retirement Spending	$199,585	$—	$—	$199,585

Enhanced Retirement Spending	205,275	—	—	205,275

Moderate Retirement Spending	198,116	—	—	198,116

For the reporting period ended March 31, 2025, the Funds had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Conservative Retirement Spending	$22,789	$41,057

Enhanced Retirement Spending	13,965	79,464

Moderate Retirement Spending	17,932	59,728

The United States federal income tax basis of the investments and the net unrealized appreciation (depreciation) as of March 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Conservative Retirement Spending	$5,116,852	$154,347	$(19,880)	$134,467

Enhanced Retirement Spending	5,271,223	191,035	(58,724)	132,311

Moderate Retirement Spending	5,137,163	175,839	(31,105)	144,734

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period.

7.	Capital and Ownership

The RIC is authorized to issue an unlimited number of shares of beneficial interest of each Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

As of March 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Conservative Retirement Spending–Class R6	501,039	100.0%

Enhanced Retirement Spending–Class R6	501,039	97.7

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Notes to Financial Statements (continued)

Fund	Number of Shares	Percentage of Outstanding Shares

Moderate Retirement Spending–Class R6	501,039	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Conservative Retirement Spending	1	99.8%

Enhanced Retirement Spending	1	97.5

Moderate Retirement Spending	1	99.8

Unaffiliated:

Conservative Retirement Spending	—	—

Enhanced Retirement Spending	—	—

Moderate Retirement Spending	—	—

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

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The Funds did not utilize the SCA during the reporting period ended March 31, 2025.

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Affiliated Funds Risk: The Fund’s Manager serves as manager of certain of the Underlying Funds. In addition, the Fund may invest in certain Underlying Funds for which the subadviser serves as subadviser. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Manager and subadviser fulfill their fiduciary duties to the Fund and the Underlying Funds. For example, the subadviser may have an incentive to allocate the Fund’s assets to those Underlying Funds for which the fees paid to the Manager or the subadviser are higher than the fees paid by other Underlying Funds for which the subadviser also serves as a subadviser. However, the Fund has adopted procedures to mitigate these concerns. The fees charged by Underlying Funds may not necessarily be the least expensive.

Asset Allocation Risk: The Fund’s risks will directly correspond to the risks of the Underlying Funds in which it invests. By investing in many Underlying Funds, the Fund has partial exposure to the risks of many different areas in the market, and the Fund’s overall level of risk should decline over time. However, the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., fixed income, equity and non-traditional). However, an Underlying Fund may vary the percentage of assets in these securities (subject to any applicable regulatory requirements). Depending on the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in various Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from the allocation to that asset class. There is a risk that the Manager’s and/or the subadviser’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions.

In addition, there is no guarantee that the Underlying Funds will achieve their investment objectives, and the Underlying Funds’ performance may be lower than the performance of the asset class which they were selected to represent. The Underlying Funds may change their investment objectives or policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the Underlying Fund at a disadvantageous time and price.

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Notes to Financial Statements (continued)

Credit Risk: Credit risk is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to pay principal and interest when due or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by an Underlying Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Underlying Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Underlying Fund is subject. Not all securities in which the Underlying Funds invest are rated. Credit risk related to counterparties is especially important in the context of privately negotiated instruments.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks

32

associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Fund Rebalancing Risk: Underlying Funds may experience relatively large redemptions or investments due to a rebalancing of a Fund’s allocations. In such event, an Underlying Fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an Underlying Fund, increase the Underlying Fund’s expenses or result in the Underlying Fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an Underlying Fund’s performance and thus the Fund’s performance. The impact of rebalancing is likely to be greater when a Fund purchases, redeems or invests in a substantial portion of an Underlying Fund.

The subadviser will seek to cooperate with the subadvisers of the Underlying Funds to minimize any adverse impact on the Underlying Funds. The subadvisers of the Underlying Funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the Underlying Funds and consistent with their obligations to the Underlying Funds. Such actions may delay the rebalancing of the Fund’s investments in the event of significant market or other events that may require more rapid action.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if an Underlying Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Underlying Fund may lose the amount of the premium paid in the event

33

Notes to Financial Statements (continued)

of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of an Underlying Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: Certain Underlying Funds may invest in stocks of small- and medium-size companies which may present above-average risks. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies. In exchange for potentially lower risks of investing in large capitalization companies, such investments may not rise as much in value as the value of investments in smaller-capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund.

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These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Real Estate Related Securities Risk: The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions,

35

Notes to Financial Statements (continued)

the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of March 31, 2025.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 12 Trust and Shareholders of PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund and PGIM Enhanced Retirement Spending Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting Prudential Investment Portfolios 12 Trust hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements
PGIM Conservative Retirement Spending Fund PGIM Moderate Retirement Spending Fund PGIM Enhanced Retirement Spending Fund	Statements of operations and statements of changes in net assets for the period April 3, 2024 (commencement of operations) through March 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
May 16, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

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Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French Secretary

Date:	May 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 16, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	May 16, 2025